Retirement Benefits - Effect of the Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
At beginning of period	¥ 110,075	¥ 17,928
Interest cost	1,277	133
Change in the asset ceiling	219,387	92,014
At end of period	¥ 330,739	¥ 110,075